Fees Summary	Jun. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,018,000
Previously Paid Amount	0.00
Total Fee Amount	278.69
Total Offset Amount	0.00
Net Fee	$ 278.69